Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.5%
	COMMUNICATION SERVICES — 6.8%
17,797	Alphabet, Inc. - Class A	$3,789,159
17,842	Alphabet, Inc. - Class C	3,809,802
3,930	Netflix, Inc.*	4,748,423
23,908	Trade Desk, Inc. - Class A*	1,306,811
		13,654,195
	CONSUMER DISCRETIONARY — 12.8%
41,527	Amazon.com, Inc.*	9,509,683
18,123	Five Below, Inc.*	2,629,647
23,730	Floor & Decor Holdings, Inc. - Class A*	1,943,962
21,238	Grand Canyon Education, Inc.*	4,280,944
28,194	Starbucks Corp.	2,486,429
14,950	Tesla, Inc.*	4,991,356
		25,842,021
	CONSUMER STAPLES — 0.7%
26,933	Freshpet, Inc.*	1,503,400
	FINANCIALS — 5.7%
4,494	Kinsale Capital Group, Inc.	2,055,780
10,233	S&P Global, Inc.	5,612,187
10,930	Visa, Inc. - Class A	3,844,955
		11,512,922
	HEALTH CARE — 15.4%
7,549	Align Technology, Inc.*	1,071,656
16,581	Danaher Corp.	3,412,701
18,687	Ensign Group, Inc.	3,210,053
6,852	IDEXX Laboratories, Inc.*	4,433,861
9,981	Medpace Holdings, Inc.*	4,746,065
86,138	Privia Health Group, Inc.*	1,984,620
8,305	UnitedHealth Group, Inc.	2,573,470
22,128	Veeva Systems, Inc. - Class A*	5,956,858
14,772	West Pharmaceutical Services, Inc.	3,647,945
		31,037,229
	INDUSTRIALS — 19.3%
14,119	Cintas Corp.	2,965,414
151,483	Fastenal Co.	7,522,646
31,753	HEICO Corp.	9,907,571
16,729	Paycom Software, Inc.	3,799,992
7,238	Paylocity Holding Corp.*	1,297,267
44,982	RB Global, Inc.[1]	5,152,238
83,320	Rollins, Inc.	4,710,913

Riverbridge Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
12,992	Verisk Analytics, Inc. - Class A	$3,483,415
		38,839,456
	INFORMATION TECHNOLOGY — 35.7%
69,038	Alkami Technology, Inc.*	1,767,373
23,196	Analog Devices, Inc.	5,829,387
1,275	Fair Isaac Corp.*	1,940,091
24,961	Globant S.A.*,1	1,678,877
11,805	Guidewire Software, Inc.*	2,561,921
31,872	Microsoft Corp.	16,149,224
5,087	Motorola Solutions, Inc.	2,403,404
114,406	NVIDIA Corp.	19,927,237
12,072	Salesforce, Inc.	3,093,450
6,585	ServiceNow, Inc.*	6,041,474
3,470	Synopsys, Inc.*	2,094,214
11,138	Tyler Technologies, Inc.*	6,269,357
26,236	Workiva, Inc. - Class A*	2,157,649
		71,913,658
	REAL ESTATE — 3.1%
70,447	CoStar Group, Inc.*	6,304,302
	TOTAL COMMON STOCKS
	(Cost $67,177,474)	200,607,183
	SHORT-TERM INVESTMENTS — 2.4%
4,769,827	Fidelity Institutional Treasury Fund, 4.10%[2]	4,769,827
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,769,827)	4,769,827
	TOTAL INVESTMENTS — 101.9%
	(Cost $71,947,301)	205,377,010
	Liabilities Less Other Assets — (1.9)%	(3,768,280)
	NET ASSETS — 100.0%	$201,608,730

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.